Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000258541 | 96467A200 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258541 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258541 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258541 | 67011P100 | DNOW, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258541 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258541 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258541 | 49926D109 | Knowles Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258541 | 697900108 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258541 | 29275Y102 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258541 | 03076K108 | Ameris Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258541 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000258541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000258541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000258541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000258541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000258541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000258541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000258542 | 96467A200 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258542 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258542 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258542 | 67011P100 | DNOW, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258542 | 67103X102 | OFG Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258542 | 149150104 | Cathay General Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258542 | 49926D109 | Knowles Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258542 | 697900108 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258542 | 29275Y102 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258542 | 03076K108 | Ameris Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258542 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258542 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258542 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258542 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000258542 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000258542 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000258542 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000258542 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000258542 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000258542 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000222264 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222264 | 7021963 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222264 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222264 | 6865504 | Suzuki Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222264 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | 6431897 | Sumitomo Mitsui Trust Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | 6821506 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222264 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | B3DF0Y6 | KB Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | B15C557 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222264 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222264 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222264 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222264 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222264 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222264 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000222264 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222264 | India
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222264 | China
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222264 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222264 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222264 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222264 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222264 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000222264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222264 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000222264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222264 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222264 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000222264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222264 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222264 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222264 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000222264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000222264 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224843 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224843 | 91282CPF2 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | 91282CPJ4 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224843 | 91282CPD7 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224843 | 912810UQ9 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CLD1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 36179WQB7 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CPK1 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 91282CPE5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 912810SC3 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224843 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224843 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000224843 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224843 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000224843 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000224843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000224843 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000205678 | 29275Y102 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | 65290E101 | NEXTracker, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205678 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205678 | 74164F103 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205678 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 736508847 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 057665200 | Balchem Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205678 | 942749102 | Watts Water Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205678 | 57686G105 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205678 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000205678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205678 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000205678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000205678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205678 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205678 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205677 | 29275Y102 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | 65290E101 | NEXTracker, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205677 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205677 | 74164F103 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205677 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 736508847 | Portland General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 057665200 | Balchem Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205677 | 942749102 | Watts Water Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205677 | 57686G105 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205677 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000205677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000205677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205677 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000205677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000205677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205677 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205677 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250358 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250358 | 228903100 | Artivion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250358 | 74727A104 | QCR Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250358 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250358 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250358 | 88422P109 | Third Coast Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250358 | 75704L104 | Red Violet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250358 | 639027101 | Nature's Sunshine Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250358 | 749527107 | REV Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250358 | 576690101 | Materion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000250358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250358 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000250358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000250358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000250358 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222265 | United States Treasury Note/Bond, 3.75, 2032-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222265 | United States Treasury Note/Bond, 4, 2035-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222265 | United States Treasury Note/Bond, 3.625, 2030-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222265 | United States Treasury Note/Bond, 3.125, 2048-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 4.625, 2045-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.875, 2032-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.5, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.5, 2027-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note, 4.125, 2031-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | United States Treasury Note/Bond, 3.75, 2028-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222265 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222265 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222265 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222265 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222265 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222265 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222265 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222265 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222265 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222265 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222265 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000222265 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000222266 | United States Treasury Note/Bond, 3.75, 2032-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222266 | United States Treasury Note/Bond, 4, 2035-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222266 | United States Treasury Note/Bond, 3.625, 2030-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222266 | United States Treasury Note/Bond, 3.125, 2048-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 4.625, 2045-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.875, 2032-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.5, 2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.5, 2027-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note, 4.125, 2031-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | United States Treasury Note/Bond, 3.75, 2028-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222266 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222266 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222266 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000222266 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222266 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222266 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222266 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222266 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222266 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000222266 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222266 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000222266 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000205681 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205681 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000205681 | 301471108 | North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205681 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000205681 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000205681 | 66263L759 | North Square McKee Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205681 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205681 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205681 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205681 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205681 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205681 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000205681 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000205683 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205683 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000205683 | 301471108 | North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205683 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000205683 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000205683 | 66263L759 | North Square McKee Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205683 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205683 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205683 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205683 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205683 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205683 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000205683 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000205685 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205685 | Nordea Bank Abp
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205685 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205685 | Rogers Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205685 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205685 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205685 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205685 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205685 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205685 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000205685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000205685 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000205685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255877 | JPMorgan Chase & Co., 6.875, 2174-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255877 | Citigroup, Inc., 7.625, 2072-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255877 | Wells Fargo & Co., 7.625, 2173-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255877 | Goldman Sachs Group, Inc. (The), 7.5, 2170-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255877 | PNC Financial Services Group, Inc. (The), 6.25, 2173-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255877 | Bank of America Corp., 6.3, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | US Bancorp, 5.3, 2049-12-29
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | State Street Corp., 6.7, 2174-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | Bank of New York Mellon Corp. (The), 6.3, 2174-03-20
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | Dominion Energy, Inc., 4.35, 2171-12-09
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000255877 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217840 | 896215209 | TriMas Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217840 | 233912104 | Daily Journal Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217840 | 92552R406 | Pursuit Attractions and Hospitality, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217840 | 48238T109 | Openlane, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217840 | 65406E102 | Nicolet Bankshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217840 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217840 | 628464109 | Myers Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217840 | 039653100 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217840 | 477839104 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217840 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000217840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000217840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000217840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000217840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000217840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000205671 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205671 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000205671 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000205671 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000205671 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205671 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205671 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000205673 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205673 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000205673 | 66263L775 | North Square Select Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000205673 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000205673 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205673 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205673 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205673 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000217841 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217841 | Exelon Corp., 6.5, 2055-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217841 | Freddie Mac Pool, 4.5, 2055-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Freddie Mac Pool, 3.5, 2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217841 | Freddie Mac Pool, 5, 2054-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217841 | Fannie Mae Pool, 5.5, 2054-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217841 | Fannie Mae Pool, 4, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Fannie Mae Pool, 6, 2054-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Fannie Mae Pool, 2.5, 2052-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Fannie Mae Pool, 5.5, 2053-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217841 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217841 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217841 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217841 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217841 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000217841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217841 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000217841 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217841 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217842 | United States Treasury Note, 4.25, 2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217842 | Exelon Corp., 6.5, 2055-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217842 | Freddie Mac Pool, 4.5, 2055-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Freddie Mac Pool, 3.5, 2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217842 | Freddie Mac Pool, 5, 2054-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217842 | Fannie Mae Pool, 5.5, 2054-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217842 | Fannie Mae Pool, 4, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Fannie Mae Pool, 6, 2054-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Fannie Mae Pool, 2.5, 2052-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Fannie Mae Pool, 5.5, 2053-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217842 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000217842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217842 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000217842 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217842 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224841 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000224841 | 78464A854 | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000224841 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224841 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224841 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000224841 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000224840 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000224840 | 78464A854 | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000224840 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224840 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224840 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000224840 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000224839 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000224839 | 78464A854 | State Street® SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000224839 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000224839 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224839 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000224839 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000224838 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224838 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224838 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000224838 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224838 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224838 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224838 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224838 | 464286509 | iShares® MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224838 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224838 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000224836 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224836 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224836 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000224836 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224836 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224836 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224836 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224836 | 464286509 | iShares® MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224836 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224836 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000224837 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224837 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000224837 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000224837 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224837 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224837 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224837 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224837 | 464286509 | iShares® MSCI Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224837 | 92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224837 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	76.90%